Discontinued operations - Schedule of sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	$ 168	$ (2,000)
Unmanned Aerial Vehicle (UAV) Business Assets
Disclosure on Sale of Assets [Line Items]
Total proceeds	1,000
Less: Disposition costs	(12)
Net proceeds	988
Less: Net book value of disposed assets	(820)
Gain (loss) on sale of assets	$ 168